Equity-Accounted Joint Ventures - Pan Union Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2021 vessel	Dec. 31, 2021	Dec. 31, 2021 lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		100.00%
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels	2		9
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	4
Difference between carrying amount and book value | $				$ 9.4	$ 10.0
Pan Union Joint Venture | LNG Carriers [Member] | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		30.00%
Number of vessels	2
Pan Union Joint Venture | LNG Carriers [Member] | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		20.00%
Number of vessels	2